Earnings Per Share - Anti dilutive securities (Details) - shares	3 Months Ended		5 Months Ended	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Jul. 03, 2021	Jul. 02, 2022	Jul. 03, 2021	Dec. 31, 2021	Dec. 31, 2020
Anti-dilutive securities
Total potentially dilutive shares excluded from calculation	20,606,846	15,356,459	20,606,846	15,356,459	16,407,849,000	11,173,775,000
Stock options
Anti-dilutive securities
Total potentially dilutive shares excluded from calculation	5,161,375		5,161,375
Class B common stock
Anti-dilutive securities
Total potentially dilutive shares excluded from calculation		12,034,098		12,034,098	13,085,488,000	11,173,775,000
Private Placement Warrants
Anti-dilutive securities
Total potentially dilutive shares excluded from calculation	101,992	3,322,361	101,992	3,322,361
Public Warrants
Anti-dilutive securities
Total potentially dilutive shares excluded from calculation	2,874,979		2,874,979
Convertible Notes
Anti-dilutive securities
Total potentially dilutive shares excluded from calculation	12,468,500		12,468,500